Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 484,275	¥ 388,976
Short-term lease costs	61,289	327,972
Variable lease costs	64,877	29,286
Total lease costs	¥ 610,441	¥ 746,234